Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value Euro0.12 each
Amount Registered | shares	14,865,382
Proposed Maximum Offering Price per Unit | $ / shares	1.7
Maximum Aggregate Offering Price	$ 25,271,149.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,489.95
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional ordinary shares, par value €0.12 each (the “Ordinary Shares”) that become issuable under the InflaRx N.V. Long-Term Incentive Plan 2026 (the “Plan”) by reason of any share dividend, share split or other similar transaction.

(2)
Represents the maximum number of Ordinary Shares initially available for issuance under the Plan pursuant to Section 4(a) of the Plan and ordinary shares that may become reserved and again available for issuance pursuant to the evergreen provision of the Plan.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low prices reported for an Ordinary Share on the Nasdaq Global Select Market on July 31, 2026.

(4)	Pursuant to General Instruction E of Form S-8, a filing fee is being paid only with respect to the registration of an additional 14,865,382 Ordinary Shares under the Plan.